Note 6 - Vessels, Net	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Vessels, Net [Text Block]
6.
Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2017	$2,688,887	$(1,000,602)	$1,688,285
Depreciation	-	(42,215)	(42,215)
Vessel acquisitions and other vessels’ costs	54,523	-	54,523
Disposals, transfers and other movements	(96,889)	40,281	(56,608)
Balance, June 30, 2017	$2,646,521	$(1,002,536)	$1,643,985

During the
six
-month period ended
June 30, 2017,
the Company acquired the
2014
-built,
4,957
TEU secondhand containerships
Leonidio
and the
Kyparissia
and the
2005
-built,
7,471
TEU secondhand containership
Maersk Kowloon
.

On
June 19, 2017,
the Company entered into
two
financing agreements with a financial institution for
Leonidio
and
Kyparissia
(Note
11
)
.

During the
six
-month period ended
June 30, 2017,
the Company sold for scrap the container vessel
Marina
at a price of
$4,670,
delivered to its scrap buyers the container vessel
Romanos
(ex.
MSC Romanos
) and recognized a loss of
$3,638
in aggregate, which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2017
consolidated statement of income. On
June 30, 2017,
the Company decided to make arrangements to sell the vessel
Mandraki
(ex.
MSC Mandraki
). At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
Mandraki
as “held for sale” were met. As at
June 30, 2017,
the amount of
$7,035,
separately reflected in Vessel held for sale in the
2017
consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$2,732,
is separately reflected in Loss on vessel held for sale in the
2017
consolidated statement of income.

Forty-
six
of the Company’s vessels, with a total carrying value of
$1,636,384
as of
June 30, 2017,
have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
seven
vessels under the sale and leaseback transaction described in Note
11.